WARRANTS	3 Months Ended
Mar. 31, 2021
WARRANTS
NOTE 8 - WARRANTS

On November 30, 2020, we issued 350,000 five-year common stock warrants exercisable at $1.00 per share.

On November 30, 2020, we issued 40,000 five-year common stock warrants exercisable at $.264 per share.

On January 19, 2021, we issued 100,000 five-year common stock warrants exercisable at $1.00 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $1.50 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $2.00 per share.

On March 26, 2021, we issued 16,971 five-year common stock warrants exercisable at $3.30 per share.

The following is the outstanding warrant activity:

	Warrants – Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable – Common Share Equivalents	Weighted Average Exercise price

Outstanding December 31, 2020	390,000	$0.63	390,000	$0.63
Additions	350,305	1.61	350,305	1.61
		-
Expired	-	-	-
	-	-	-	-
Outstanding March 31, 2021	740,305	$1.25	740,305	1.250